Accumulated depreciation and amortization	3 Months Ended
Mar. 31, 2012
Accumulated depreciation and amortization
Accumulated depreciation and amortization

4. Accumulated depreciation and amortization

        The following table presents accumulated depreciation of property, plant and equipment and the accumulated amortization of transmission system rights and other intangible assets as of March 31, 2012 and December 31, 2011:

	March 31, 2012	December 31, 2011
Property, plant and equipment	$132,208	$116,287
Transmission system rights	53,350	51,387
Other intangible assets and power purchase and fuel liabilities	110,752	88,808